Vessels, Port Terminal and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Balance	$ 1,911,143
Additions	(86,972)
Transfers / Restructure of capital lease	(210)	$ 0	$ 0
Balance	1,823,961	1,911,143
Cost
Property Plant And Equipment [Line Items]
Balance	2,425,931	2,201,955	2,078,907
Additions	8,918	224,184	123,070
Transfers / Restructure of capital lease	(210)
Write-off		(208)	(22)
Balance	2,434,639	2,425,931	2,201,955
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(514,788)	(424,498)	(340,948)
Additions	(95,890)	(90,451)	(83,572)
Write-off		161	22
Balance	(610,678)	(514,788)	(424,498)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,911,143	1,777,457	1,737,959
Additions		133,733	39,498
Additions	(86,972)
Transfers / Restructure of capital lease	(210)
Write-off		(47)
Balance	1,823,961	1,911,143	1,777,457
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,841,140	1,717,599	1,631,900
Additions		123,541	85,699
Balance	1,841,140	1,841,140	1,717,599
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(376,794)	(308,461)	(245,174)
Additions	(70,894)	(68,333)	(63,287)
Balance	(447,688)	(376,794)	(308,461)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,464,346	1,409,138	1,386,726
Additions		55,208	22,412
Additions	(70,894)
Balance	1,393,452	1,464,346	1,409,138
Port Terminals (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	106,399	103,030	78,489
Additions	2,287	3,369	24,563
Disposals			(22)
Balance	108,686	106,399	103,030
Port Terminals (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(20,467)	(17,082)	(14,251)
Additions		(3,385)
Additions	(3,431)		(2,853)
Disposals			22
Balance	(23,898)	(20,467)	(17,082)
Port Terminals (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	85,932	85,948	64,238
Additions			21,710
Additions	(1,144)	(16)
Balance	84,788	85,932	85,948
Tanker vessels, barges and push boats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	464,966	368,626	355,625
Additions	6,188	96,387	9,971
Transfers / Restructure of capital lease	(210)		3,030
Write-off		(47)
Balance	470,944	464,966	368,626
Tanker vessels, barges and push boats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(111,137)	(93,782)	(77,398)
Additions	(20,007)	(17,355)	(16,384)
Balance	(131,144)	(111,137)	(93,782)
Tanker vessels, barges and push boats (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	353,829	274,844	278,227
Additions		79,032
Additions	(13,819)		(6,413)
Transfers / Restructure of capital lease	(210)		3,030
Write-off		(47)
Balance	339,800	353,829	274,844
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	13,426	12,700	12,893
Additions	443	887	2,837
Transfers / Restructure of capital lease			(3,030)
Write-off		(161)
Balance	13,869	13,426	12,700
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(6,390)	(5,173)	(4,125)
Additions	(1,558)	(1,378)	(1,048)
Write-off		161
Balance	(7,948)	(6,390)	(5,173)
Other fixed assets | Net Book Value
Property Plant And Equipment [Line Items]
Balance	7,036	7,527	8,768
Additions			1,789
Additions	(1,115)	(491)
Transfers / Restructure of capital lease			(3,030)
Balance	$ 5,921	$ 7,036	$ 7,527